                        SUPPLEMENT DATED OCTOBER 26, 2000
                      TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                            ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                             ING MID CAP GROWTH FUND
                            ING SMALL CAP GROWTH FUND
                           ING GLOBAL BRAND NAMES FUND
                          ING INTERNATIONAL EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                          ING TAX EFFICIENT EQUITY FUND
                       ING TAX EFFICIENT EQUITY VALUE FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                         ING GLOBAL COMMUNICATIONS FUND
                                ING INTERNET FUND
                              ING INTERNET FUND II
                                ING BALANCED FUND
                        ING EMERGING MARKETS EQUITY FUND
                           ING GLOBAL REAL ESTATE FUND
                            ING QUALITY OF LIFE FUND


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated September 5, 2000.

- ING Funds Trust is currently offering only thirteen of the eighteen funds listed in the Prospectus. These funds are: ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund, ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund and ING Emerging Markets Equity Fund. The ING Tax Efficient Equity Value Fund, ING Internet Fund II, ING Balanced Fund, ING Global Real Estate Fund and ING Quality of Life Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- Effective November 1, 2000, the ING Funds will cease offering Class X shares to new and existing investors. Any attempted purchases of Class X shares will be rejected and the proceeds returned to the investor. It is anticipated that existing Class X shares will be converted to Class B shares on or about the close of business on November 17, 2000.

- The third paragraph under the sub-section entitled "Portfolio Managers" in the section of the Prospectus entitled "Management of the Funds" concerning the management of the ING Growth & Income Fund should be deleted and the following paragraph should be inserted as the third paragraph:

         ING Growth & Income Fund. Mr. Martin Jansen has primary responsibility for managing the Fund and heads a five-member team of investment professionals. Mr. Jansen has been employed by IIMA as an investment professional since 1997 and has 20 years of investment experience.

- Effective November 1, 2000, ING Pilgrim Securities, Inc. ("ING Pilgrim Securities") will become the named distributor of ING Funds, and the distribution agreement between ING Funds and ING Funds Distributor, Inc. will be terminated. ING Pilgrim Securities is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Accordingly, commencing on such date shares of the ING Funds may be sold by broker-dealers who have entered into dealer agreements with ING Pilgrim Securities, and dealer concessions and trails payable to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds will be paid pursuant to terms of the dealer agreement between such broker-dealer and ING Pilgrim Securities. Currently, ING Pilgrim Securities is offering Class A, Class B and

     Class C shares of the ING Funds pursuant to a Sub-Distribution Agreement with ING Funds Distributor, Inc. Dealer concessions and trails paid to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds offered by ING Pilgrim Securities through the sub-distribution arrangement will be pursuant to the Dealer Agreement such broker-dealer has with ING Pilgrim Securities. The sub-distribution arrangement will terminate on the close of business October 31, 2000.

- In connection with 401(k) Plans that invest $1 million or more in Class A shares of ING Funds, ING Pilgrim Securities will pay dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the initial roll-over investment.

- Effective November 1, 2000, Brown Brothers Harriman & Co. will become the custodian to the global and international ING Funds. State Street Bank & Trust Company will remain the custodian to the domestic ING Funds.

- ING Mutual Funds Management Co. LLC and Starwood Preferred Guests are providing purchasers of Class C shares who purchase their shares directly through ING Pilgrim Securities the opportunity to earn Starpoints. One Starpoint will be earned for every $4 invested in Class C shares of the ING Funds and purchased directly through ING Pilgrim Securities. The offer is valid only for new purchases of the Class C shares of ING Funds by individual, joint and custodial accounts. IRAs and other retirement accounts may not participate in this program. A valid Starwood Preferred Guest membership number must be provided at the time of the application. Starpoints received through this program reduce an investor's tax basis in his shares by 2 cents per Starpoint. ING Mutual Funds Management Co. LLC or an affiliate thereof will purchase the Starpoints from Starwood Preferred Guest from its own resources and not from the resources of the Funds.

     To receive benefits under this program with respect to the earning and redemption of Starpoints associated with Starwood Preferred Guest, you must join or be a member of Starwood Preferred Guest and have paid for at least one night's lodging at a qualifying room rate with Starwood Hotels & Resorts. As stated above, a valid Starwood Preferred Guest membership number must be provided at the time of application. All promotions associated with Starwood Preferred Guest are subject to the general Terms and Conditions of the Starwood Preferred Guest Program, which are subject to change.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.



                                 ING-EQSUPP-00-4

                        SUPPLEMENT DATED OCTOBER 26, 2000
                      TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                           ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND
                        ING NATIONAL TAX-EXEMPT BOND FUND
                              ING STABLE VALUE FUND

                             CLASS A, B AND C SHARES


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated September 5, 2000.

- ING Funds Trust is currently offering only four of the six funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund and ING National Tax-Exempt Bond Fund. The ING Mortgage Income and ING Stable Value Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- Effective November 1, 2000, ING Pilgrim Securities, Inc. ("ING Pilgrim Securities") will become the named distributor of ING Funds, and the distribution agreement between ING Funds and ING Funds Distributor, Inc. will be terminated. ING Pilgrim Securities is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Accordingly, commencing on such date shares of the ING Funds may be sold by broker-dealers who have entered into dealer agreements with ING Pilgrim Securities, and dealer concessions and trails payable to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds will be paid pursuant to terms of the dealer agreement between such broker-dealer and ING Pilgrim Securities. Currently, ING Pilgrim Securities is offering Class A, Class B and Class C shares of the ING Funds pursuant to a Sub-Distribution Agreement with ING Funds Distributor, Inc. Dealer concessions and trails paid to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds offered by ING Pilgrim Securities through the sub-distribution arrangement will be pursuant to the Dealer Agreement such broker-dealer has with ING Pilgrim Securities. The sub-distribution arrangement will terminate on the close of business October 31, 2000.

- In connection with 401(k) Plans that invest $1 million or more in Class A shares of ING Funds, ING Pilgrim Securities will pay dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the initial roll-over investment.

- Effective November 1, 2000, the ING Funds will cease offering Class X shares to new and existing investors. Any attempted purchases of Class X shares will be rejected and the proceeds returned to the investor. It is anticipated that existing Class X shares will be converted to Class B shares on or about the close of business on November 17, 2000.

- Effective November 1, 2000, Brown Brothers Harriman & Co. will become the custodian to the global and international ING Funds. State Street Bank & Trust Company will remain the custodian to the domestic ING Funds.

- ING Mutual Funds Management Co. LLC and Starwood Preferred Guests are providing purchasers of Class C shares who purchase their shares directly through ING Pilgrim Securities the opportunity to earn Starpoints. One Starpoint will be earned for every $4 invested in Class C shares of the ING Funds and purchased directly through ING Pilgrim Securities. The offer is valid only for new purchases of the Class C shares of ING Funds by individual, joint and custodial accounts. IRAs and other retirement accounts may not participate in this program. A valid Starwood Preferred Guest membership number must be provided at the time of the application. Starpoints received through this program reduce an investor's tax basis in his shares by 2 cents per Starpoint. ING Mutual Funds Management Co. LLC or an affiliate thereof will purchase the Starpoints from Starwood Preferred Guest from its own resources and not from the resources of the Funds.

     To receive benefits under this program with respect to the earning and redemption of Starpoints associated with Starwood Preferred Guest, you must join or be a member of Starwood Preferred Guest and have paid for at least one night's lodging at a qualifying room rate with Starwood Hotels & Resorts. As stated above, a valid Starwood Preferred Guest membership number must be provided at the time of application. All promotions associated with Starwood Preferred Guest are subject to the general Terms and Conditions of the Starwood Preferred Guest Program, which are subject to change.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.


                                 ING-FFSUPP-00-3

                        SUPPLEMENT DATED OCTOBER 26, 2000
                      TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                           ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND

                              CLASS I AND X SHARES


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated September 5, 2000.

- ING Funds Trust is currently offering only three of the four funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund. The ING Mortgage Income, although listed in the Prospectus, is not being offered as of the date of this supplement.

- Effective November 1, 2000, the ING Funds will cease offering Class X shares to new and existing investors. Any attempted purchases of Class X shares will be rejected and the proceeds returned to the investor. It is anticipated that existing Class X shares will be converted to Class B shares on or about the close of business on November 17, 2000.

- Effective November 1, 2000, ING Pilgrim Securities, Inc. ("ING Pilgrim Securities") will become the named distributor of ING Funds, and the distribution agreement between ING Funds and ING Funds Distributor, Inc. will be terminated. ING Pilgrim Securities is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Accordingly, commencing on such date shares of the ING Funds may be sold by broker-dealers who have entered into dealer agreements with ING Pilgrim Securities, and dealer concessions and trails payable to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds will be paid pursuant to terms of the dealer agreement between such broker-dealer and ING Pilgrim Securities. Currently, ING Pilgrim Securities is offering Class A, Class B and Class C shares of the ING Funds pursuant to a Sub-Distribution Agreement with ING Funds Distributor, Inc. Dealer concessions and trails paid to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds offered by ING Pilgrim Securities through the sub-distribution arrangement will be pursuant to the Dealer Agreement such broker-dealer has with ING Pilgrim Securities. The sub-distribution arrangement will terminate on the close of business October 31, 2000.

- Effective November 1, 2000, Brown Brothers Harriman & Co. will become the custodian to the global and international ING Funds. State Street Bank & Trust Company will remain the custodian to the domestic ING Funds.


If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.



                                ING-FFSUPPIX-00-3

                        SUPPLEMENT DATED OCTOBER 26, 2000
                      TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                              ING MONEY MARKET FUND
                      ING U. S. TREASURY MONEY MARKET FUND
                    ING NATIONAL TAX-EXEMPT MONEY MARKET FUND

                             CLASS A, B AND C SHARES


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated September 5, 2000.

- ING Funds Trust is currently offering only one of the three Funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING U. S. Treasury Money Market Fund and ING National Tax-Exempt Money Market Fund, although listed in the Prospectus, are not being offered as of the date of this Supplement.

- Effective November 1, 2000, ING Pilgrim Securities, Inc. ("ING Pilgrim Securities") will become the named distributor of ING Funds, and the distribution agreement between ING Funds and ING Funds Distributor, Inc. will be terminated. ING Pilgrim Securities is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Accordingly, commencing on such date shares of the ING Funds may be sold by broker-dealers who have entered into dealer agreements with ING Pilgrim Securities, and dealer concessions and trails payable to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds will be paid pursuant to terms of the dealer agreement between such broker-dealer and ING Pilgrim Securities. Currently, ING Pilgrim Securities is offering Class A, Class B and Class C shares of the ING Funds pursuant to a Sub-Distribution Agreement with ING Funds Distributor, Inc. Dealer concessions and trails paid to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds offered by ING Pilgrim Securities through the sub-distribution arrangement will be pursuant to the Dealer Agreement such broker-dealer has with ING Pilgrim Securities. The sub-distribution arrangement will terminate on the close of business October 31, 2000.

- In connection with 401(k) Plans that invest $1 million or more in Class A shares of ING Funds, ING Pilgrim Securities will pay dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the initial roll-over investment.

- Effective November 1, 2000, the ING Funds will cease offering Class X shares to new and existing investors. Any attempted purchases of Class X shares will be rejected and the proceeds returned to the investor. It is anticipated that existing Class X shares will be converted to Class B shares on or about the close of business on November 17, 2000.

- ING Mutual Funds Management Co. LLC and Starwood Preferred Guests are providing purchasers of Class C shares who purchase their shares directly through ING Pilgrim Securities the opportunity to earn Starpoints. One Starpoint will be earned for every $4 invested in Class C shares of the ING Funds and purchased directly through ING Pilgrim Securities. The offer is valid only for new purchases of the Class C shares of ING Funds by individual, joint and custodial accounts. IRAs and other retirement accounts may not participate in this program. A valid Starwood Preferred Guest membership number must be provided at the time of the application. Starpoints received through this program reduce an investor's tax basis in his shares by 2 cents per Starpoint. ING Mutual Funds Management Co. LLC or an affiliate thereof will purchase the Starpoints from Starwood Preferred Guest from its own resources and not from the resources of the Funds.

     To receive benefits under this program with respect to the earning and redemption of Starpoints associated with Starwood Preferred Guest, you must join or be a member of Starwood Preferred Guest and have paid for at least one night's lodging at a qualifying room rate with Starwood Hotels & Resorts. As stated above, a valid Starwood Preferred Guest membership number must be provided at the time of application. All promotions associated with Starwood Preferred Guest are subject to the general Terms and Conditions of the Starwood Preferred Guest Program, which are subject to change.

     If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.



                                 ING-MMSUPP-00-3

                        SUPPLEMENT DATED OCTOBER 26, 2000
                      TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                              ING MONEY MARKET FUND
                      ING U. S. TREASURY MONEY MARKET FUND

                              CLASS I AND X SHARES


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated September 5, 2000.

- ING Funds Trust is currently offering only one of the two Funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING U. S. Treasury Money Market Fund, although listed in the Prospectus, is not being offered as of the date of this Supplement.

- Effective November 1, 2000, the ING Funds will cease offering Class X shares to new and existing investors. Any attempted purchases of Class X shares will be rejected and the proceeds returned to the investor. It is anticipated that existing Class X shares will be converted to Class B shares on or about the close of business on November 17, 2000.

- Effective November 1, 2000, ING Pilgrim Securities, Inc. ("ING Pilgrim Securities") will become the named distributor of ING Funds, and the distribution agreement between ING Funds and ING Funds Distributor, Inc. will be terminated. ING Pilgrim Securities is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Accordingly, commencing on such date shares of the ING Funds may be sold by broker-dealers who have entered into dealer agreements with ING Pilgrim Securities, and dealer concessions and trails payable to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds will be paid pursuant to terms of the dealer agreement between such broker-dealer and ING Pilgrim Securities. Currently, ING Pilgrim Securities is offering Class A, Class B and Class C shares of the ING Funds pursuant to a Sub-Distribution Agreement with ING Funds Distributor, Inc. Dealer concessions and trails paid to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds offered by ING Pilgrim Securities through the sub-distribution arrangement will be pursuant to the Dealer Agreement such broker-dealer has with ING Pilgrim Securities. The sub-distribution arrangement will terminate on the close of business October 31, 2000.


If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.



                                ING-MMSUPPIX-00-3